Acquisitions and divestments - Opening Balance sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	€ 160
Deferred tax assets	1,820	€ 1,865
Assets	27,713	27,016
Deferred tax liabilities recognised as of acquisition date	45
Goodwill	8,014	8,654
Financed by equity	241
Contingent liabilities recognised as of acquisition date	70	€ 11
Intact Vascular [member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	169
Deferred tax assets	17
Inventory recognised as of acquisition date	2
Receivables And Other Current Assets	1
Cash and cash equivalents recognised as of acquisition date	10
Assets	200
Trade and other payables recognised as of acquisition date	(2)
Deferred tax liabilities recognised as of acquisition date	42
Liabilities	(44)
Net Assets	156
Goodwill	155
Consideration transferred, acquisition-date fair value	311
Financed by equity	241
Contingent liabilities recognised as of acquisition date	€ 70